Reclamation Provision (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring provision [abstract]
Disclosure of changes to reclamation and closure provision during year explanatory
Changes to the reclamation and closure provision related to the Las Chispas Operation were as follows:

	2023	2022
Balance, beginning of year	$4,590	$2,713
Accretion of reclamation provision	493	243
Revisions in estimates and obligations	772	1,634
Balance, end of year	$5,855	$4,590